Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Summary of valuation and qualifying accounts

						$ million
		2025		2024		2023
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January	995	3,298	1,424	3,183	636	3,050
Charged to costs and expenses	23	179	(90)	140	866	176
Charged to other accounts[a]	10	—	(7)	—	1	(1)
Deductions	(90)	(62)	(332)	(25)	(79)	(42)
At 31 December	938	3,415	995	3,298	1,424	3,183
aPrincipally exchange adjustments.